CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Preferred stock, par value (in dollars per share)	$ 0.01	$ 0.01	$ 0.01
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	300,000,000	300,000,000	300,000,000
Common stock, shares issued	56,867,098	55,681,918	53,763,270
Common stock, shares outstanding	56,867,098	55,681,918	53,679,473
Treasury stock, shares	133,797	133,797	83,797
Series A Convertible Preferred Stock
Preferred stock, liquidation value per share (in dollars per share)	$ 1.20	$ 1.20	$ 1.20
Preferred stock, shares authorized	10,000,000	10,000,000	10,000,000
Preferred stock, shares issued	208,334	208,334	208,334
Preferred stock, shares outstanding	208,334	208,334	208,334
Series B Convertible Preferred Stock
Preferred stock, liquidation value per share (in dollars per share)	$ 2.40	$ 2.40	$ 2.40
Preferred stock, shares authorized	6,454,621	6,454,621	4,371,287
Preferred stock, shares issued	6,320,460	5,968,510	3,037,954
Preferred stock, shares outstanding	6,320,460	5,968,510	3,037,954